Fees and Expenses - Virtus Global Allocation Fund	Aug. 26, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Virtus Global Allocation Fund	Class A Shares	Class C Shares		Institutional Class Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	0.00%		0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	1.00%	[1]	0.00%	0.00%
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Virtus Global Allocation Fund		Class A Shares	Class C Shares	Institutional Class Shares	Class R6 Shares
Management Fees (as a percentage of Assets)	[1]	0.10%	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	[2]	0.38%	0.39%	0.37%	0.28%
Acquired Fund Fees and Expenses	[2]	0.25%	0.25%	0.25%	0.25%
Expenses (as a percentage of Assets)	[3]	0.98%	1.74%	0.72%	0.63%
Fee Waiver or Reimbursement	[4]	(0.21%)	(0.22%)	(0.18%)	(0.16%)
Net Expenses (as a percentage of Assets)	[3],[4]	0.77%	1.52%	0.54%	0.47%
[1]	Restated to reflect current management fee.
[2]	Estimated for current fiscal year, as annualized.
[3]

The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

[4]

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.52% for Class A Shares, 1.27% for Class C Shares, 0.29% for Institutional Class Shares and 0.22% for Class R6 Shares through February 1, 2027. Prior to February 1, 2027, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Expense Example [Heading]	Example
Expense Example, With Redemption [Table]
Expense Example - Virtus Global Allocation Fund - USD ($)	Class A Shares	Class C Shares	Institutional Class Shares	Class R6 Shares
Expense Example, with Redemption, 1 Year	$ 624	$ 255	$ 55	$ 48
Expense Example, with Redemption, 3 Years	825	527	212	186
Expense Example, with Redemption, 5 Years	1,043	923	383	335
Expense Example, with Redemption, 10 Years	$ 1,667	$ 2,033	$ 878	$ 771

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Virtus Global Allocation Fund - USD ($)	Class A Shares	Class C Shares	Institutional Class Shares	Class R6 Shares
Expense Example, No Redemption, 1 Year	$ 624	$ 155	$ 55	$ 48
Expense Example, No Redemption, 3 Years	825	527	212	186
Expense Example, No Redemption, 5 Years	1,043	923	383	335
Expense Example, No Redemption, 10 Years	$ 1,667	$ 2,033	$ 878	$ 771